General information (Details) - shares		2 Months Ended	12 Months Ended
	Oct. 31, 2019	Dec. 31, 2019	Dec. 31, 2019	Mar. 20, 2017
Trivium Packaging B.V.
Issued capital
Ownership interest	42.00%	42.00%	42.00%
Class A common shares
Issued capital
Shares issued in IPO				18,630,000